Segment Information - Additional Information (Detail) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment									2
Segment reporting information, revenue	$ 34,254	$ 33,158	$ 32,224	$ 31,984	$ 33,192	$ 31,586	$ 31,483	$ 30,818	$ 131,620	$ 127,079	$ 120,550
Number of customers individually accounting for more than ten percent of total operating revenues									No single customer accounted for more than 10% of our total operating revenues during the years ended December 31, 2015, 2014 and 2013.
Fios revenues | Wireline
Segment Reporting Information [Line Items]
Segment reporting information, revenue									$ 13,800	$ 12,700	$ 11,200